Income Taxes - Components of income tax (benefit) expense (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Current income tax (benefit) expense
Federal	$ 107,757	$ (107,757)
Provincial and territorial	86,205	(86,205)
Current income tax (benefit) expense	193,962	(193,962)
Income tax (benefit) expense	193,963	(193,962)
Adjustment due to rounding
Current income tax (benefit) expense
Income tax (benefit) expense	$ 193,962	$ (193,962)